INCOME TAXES - Schedule of Components of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.S.	$ (15,635)	$ (11,360)	$ (18,240)
Non-U.S.	11,265	(1,899)	(78,755)
Loss before provision for income taxes	$ (4,370)	$ (13,259)	$ (96,995)